Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Treasury Stock (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Treasury Shares [abstract]
Number of shares	16,014,753	16,140,165
Amounts (In millions of Korean won)	₩ 853,108	₩ 859,789